Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Finance income of related parties (Note 23)		$ 16	$ 68	$ 72
Other finance income		161	1,312	4,786
Finance income		177	1,380	4,858	[1]
Finance costs
Interest on debt instruments		34,989	33,705	34,188
Interest on loans and credit facilities		8,404	15,533	8,249
Interest on note and bill discounting		363	373	205
Interest expense on lease liabilities		1,358	1,972	119
Trade receivables securitization expense (Note 10)	$ 7,591	15,044	9,192	11,708
Other finance costs		6,810	2,450	2,597
Finance costs		$ 66,968	$ 63,225	$ 57,066	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).